Share-Based Payments - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Mar. 25, 2015 USD ($)	Jun. 30, 2020 Tranche $ / shares $ / shares shares	Jun. 30, 2020 Tranche $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 AUD ($) $ / shares shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Description of vesting requirements of options issued		Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2020, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.	Options issued to employees generally vest based on performance or time conditions, or both. In the year ended June 30, 2020, senior executives were issued options that vest based on performance and time conditions. These options are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met. For time-based vesting options, the first tranche typically vests 12 months after grant date, the second tranche 24 months after grant date, and the third tranche 36 months after grant date.
Percentage of premium attached with time based vesting condition options		10.00%	10.00%
Percentage of premium attached with performance based vesting condition options		0.00%	0.00%
Employee share option plan, maximum number of options available for issuance | shares		10,000,000	10,000,000
Weighted average remaining contractual life of outstanding share options and loan funded		4 years 9 months 14 days	4 years 9 months 14 days	4 years 6 months 10 days		4 years 2 months 26 days
Number of tranches | Tranche		3	3
Option exercise term in connection with cessation of employment		60 days	60 days
Repurchased aggregate loan amount								$ 13,900	$ 17.7
Cancellation of ordinary shares | shares								2,985,000	2,985,000
Incremental fair value granted | $	$ 600			$ 10		$ 134
Exercise price of outstanding options							$ 0.02
Modification made to share based payment arrangements		no	no	no
Weighted average share purchase price, Granted No. (during the year)			$ 1.07		$ 0.95		0.61
Dividend yield on shares underlying options		0.00%	0.00%
Closing share market price of ordinary share		$ 3.25	$ 3.25		1.48		2.08
Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Exercise price of share options granted									$ 4.44
Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Exercise price of share options granted									$ 4.98
Issues Granted Prior to July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options		5 years	5 years
Issues Granted Since July 1, 2015
Disclosure Of Sharebased Payment Arrangements [Line Items]
Expiry term of options		7 years	7 years
Tranche One
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		1 year	1 year
Tranche Two
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		2 years	2 years
Tranche Three
Disclosure Of Sharebased Payment Arrangements [Line Items]
Tranche vesting term		3 years	3 years
Series INC
Disclosure Of Sharebased Payment Arrangements [Line Items]
Options conversion ratio		63.978	63.978
Options vested on acquisition date		Dec. 07, 2010	Dec. 07, 2010
Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2	2
Series 36(a&b) | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2	2
Series 36(a&b) | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		3	3
Series 49a, 49b, 50, 50a & 53
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of vesting requirements of options issued		Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.	Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.
Series 49a, 49b, 50, 50a & 53 | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting | Tranche		2	2
Series 49a, 49b, 50, 50a & 53 | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches prior to vesting | Tranche		3	3
Series 38a, 40a & 57
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		1	1
Series 39a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Exercise price of outstanding options							1.76
Series 39a | Bottom of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		1	1
Series 39a | Top of Range
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2	2
Series 51
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		2	2
Exercise price of outstanding options		$ 1.47	$ 1.47
Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of equal tranches vest on date | Tranche		5	5
Exercise price of outstanding options		$ 1.48	$ 1.48
AUD
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement		$ 3.47		$ 2.06		$ 1.46
Weighted average share purchase price, Granted No. (during the year)		$ 1.57		$ 1.79		$ 1.74
AUD | Series 31b
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		12-May-15	12-May-15	12-May-15		12-May-15
Exercise price of outstanding options		$ 4.28	$ 4.28		4.28		4.30
AUD | Series 39a
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		13-Oct-17	13-Oct-17	13-Oct-17		13-Oct-17
Exercise price of outstanding options		$ 1.76	$ 1.76		$ 1.76		$ 1.76
AUD | Series 51
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		29-Aug-19	29-Aug-19
Exercise price of outstanding options		$ 1.47	$ 1.47
AUD | Series 55
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of grant date and expiry term of options and loan funded shares		29-May-19	29-May-19
Exercise price of outstanding options		$ 1.48	$ 1.48